Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Goodwill
Goodwill, Beginning Balance	¥ 540,693		¥ 540,693
Impairment of goodwill	(540,009)	$ (73,981)	0	¥ 0
Goodwill, Ending Balance	684	$ 94	540,693	540,693
So-young
Schedule of Goodwill
Goodwill, Beginning Balance	684		684
Goodwill, Ending Balance	684		684	684
Wuhan Miracle
Schedule of Goodwill
Goodwill, Beginning Balance	540,009		540,009
Impairment of goodwill	¥ (540,009)
Goodwill, Ending Balance			¥ 540,009	¥ 540,009